Mining interests and plant and equipment - Disclosure of plant and equipment movements by category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Acquisition of Tintic by Osisko Development	$ 182,229	$ 0
Additions	50,986	190,100
Depreciation	(12,935)	(7,814)
Transfers	0	0
Disposals and others	(6,191)	(213)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	24,332
Acquisition of Tintic by Osisko Development	6,940
Additions	1,418
Depreciation	(2,387)
Transfers	(133)
Disposals and others	(964)
Currency translation adjustments	550
Deconsolidation of Osisko Development	(22,885)
Closing balance	6,871	24,332
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	10,877
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	(4,006)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	43,121
Acquisition of Tintic by Osisko Development	4,420
Additions	9,592
Depreciation	(8,163)
Transfers	5,526
Disposals and others	(3,668)
Currency translation adjustments	2,060
Deconsolidation of Osisko Development	(52,812)
Closing balance	76	43,121
Machinery and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	1,012
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	(936)
Construction-in-progress [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	24,249
Acquisition of Tintic by Osisko Development	1,694
Additions	3,222
Depreciation	0
Transfers	(5,393)
Disposals and others	0
Currency translation adjustments	774
Deconsolidation of Osisko Development	(24,546)
Closing balance	0	24,249
Construction-in-progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	0
Construction-in-progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Closing balance	0
Total Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	91,702	30,209
Acquisition of Tintic by Osisko Development	13,054	0
Additions	14,232	58,192
Depreciation	(10,550)	(7,814)
Transfers	0	11,221
Disposals and others	(4,632)	(213)
Currency translation adjustments	3,384
Deconsolidation of Osisko Development	(100,243)
Closing balance	6,947	91,702
Total Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	105,112
Closing balance	11,889	105,112
Total Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment and Mining interests [line items]
Beginning balance	(13,410)
Closing balance	$ (4,942)	$ (13,410)